CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)		Total	Common Stock		Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 18, 2018
Beginning Balance, Shares at Dec. 18, 2018
Net loss		(1,450)				(1,450)
Issuance of common stock to Sponsor		25,000	$ 173		24,827
Issuance of common stock to Sponsor, Shares			1,725,000
Ending Balance at Jun. 30, 2019		23,550	$ 173	[1]	24,827	(1,450)
Ending Balance, Shares at Jun. 30, 2019	[1]		1,725,000
Net loss		(100)				(100)
Ending Balance at Sep. 30, 2019		23,450	$ 173	[1]	24,827	(1,550)
Ending Balance, Shares at Sep. 30, 2019	[1]		1,725,000
Beginning Balance at Jun. 30, 2019		23,550	$ 173	[1]	24,827	(1,450)
Beginning Balance, Shares at Jun. 30, 2019	[1]		1,725,000
Change in value of common stock subject to possible redemption		58,069,390	$ 581		58,068,809
Change in value of common stock subject to possible redemption, Shares			5,806,939
Net loss		(119,542)				(119,542)
Sale of 6,563,767 Units, net of underwriting discounts and offering costs		61,880,386	$ 656		61,879,730
Sale of 6,563,767 Units, net of underwriting discounts and offering costs, Shares			6,563,767
Sale of 2,570,000 Private Warrants		1,285,000			1,285,000
Forfeiture of Founder Shares			$ (8)		8
Forfeiture of Founder Shares, Shares			(84,058)
Ending Balance at Jun. 30, 2020		5,000,004	$ 240		5,120,756	(120,992)
Ending Balance, Shares at Jun. 30, 2020			2,397,770
Change in value of common stock subject to possible redemption		434,310	$ 4		434,306
Change in value of common stock subject to possible redemption, Shares			43,431
Net loss		(434,304)				(434,304)
Ending Balance at Sep. 30, 2020		$ 5,000,010	$ 244		$ 5,555,062	$ (555,296)
Ending Balance, Shares at Sep. 30, 2020			2,441,201

[1]	Included 225,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).